Taxes payable (Tables)	12 Months Ended
Dec. 31, 2021
Taxes Payable
Schedule of taxes and contributions payable and taxes payable

19.1 Taxes and contributions payable and taxes payable in installments are as follows:

	2021	2020

Taxes payable in installments - Law 11,941/09 (ii)	177	244
Taxes payable in installments – PERT(i)	115	151
ICMS	82	99
PIS and COFINS	9	9
Provision for income tax and social contribution	17	13
Withholding Income Tax	4	2
INSS	6	5
Other	47	25
Taxes payable – Éxito Group	276	285
	733	833

Current	580	585
Non-current	153	248

(i)	In 2017, the Group decided to include certain federal tax debts in the Special Program on Tax Settlements – PERT (“PERT Program.”) The program allows the payment of certain taxes in monthly installments, and granted discounts on interest and penalties. The Group included tax debts related to (i) tax assessments over purchase transactions, manufacturing and exports sales of soil beans (PIS/COFINS), (ii) non-validation of tax offsets (IRPJ, PIS/COFINS); and other tax debts previously classified as possible risks related mainly to CPMF(Contribuição provisória sobre movimentação financeira) and other claims - (See note 22.2). The PERT liability is being settled in monthly installments up to 12 years. The Group is in compliance with the obligations assumed under the PERT Program.
(ii)	Federal tax installment payment program, Law 11,941/09 – The Law 11,941, was enacted on May 27, 2009, a special federal tax and social security debt installment program, for debts overdue until November 2008, which granted several benefits to its participants, such as reduction of fines, interest rates and penalties, the possibility of utilization of accumulated tax losses to settle penalties and interest and payment in 180 months, use of restricted deposits linked to the claim to reduce the balance. The program also allows the gains arising from reduction of fines and penalties not to be taxable for income taxes purposes. The Group is in compliance with the terms and conditions of these tax payment program.

Schedule of maturity of taxes payable
19.2	Maturity schedule of taxes payable in installments in non-current liabilities:
From 1 to 2 years	86
From 2 to 3 years	32
From 3 to 4 years	12
From 4 to 5 years	23
153